17. Share capital and additional paid-in capital (Details Narrative)	Dec. 31, 2018 shares
DisclosureOfShareCapitalAndAdditionalPaidinCapitalLineItems [Line Items]
Entity Common Stock, Shares Outstanding	906,455,100
Class A Common Stock
DisclosureOfShareCapitalAndAdditionalPaidinCapitalLineItems [Line Items]
Entity Common Stock, Shares Outstanding	462,292,111
Class B Common Stock
DisclosureOfShareCapitalAndAdditionalPaidinCapitalLineItems [Line Items]
Entity Common Stock, Shares Outstanding	442,210,385	[1]
Class C Common Stock
DisclosureOfShareCapitalAndAdditionalPaidinCapitalLineItems [Line Items]
Entity Common Stock, Shares Outstanding	1,952,604	[2]

[1]	Includes 23,385,028 and 7,794,168 treasury shares as of December 31, 2018 and 2017, respectively.
[2]	Relates to the Employee Stock Ownership Program Class C shares that have not been transferred.